DEPOSITS BY BANKS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 6,628	£ 13,993
Group entities
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 1,264	£ 361